N-2 - USD ($)			3 Months Ended
		Sep. 22, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 16, 2025
Cover [Abstract]
Entity Central Index Key		0001275617
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		COHEN & STEERS INFRASTRUCTURE FUND INC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of offering price):

Sales Load (as a percentage of offering price)	None	(1)
Offering Expenses Borne by the Fund (as a percentage of offering price)	None	(1)
Dividend Reinvestment Fees	None	(2)
(1)
The Advisor, and not the Fund or Common Stockholders, will pay the Dealer Manager fee for the Dealer Manager’s financial structuring and soliciting services equal to 3.50% of the Subscription Price per Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege, on gross proceeds raised in the Offer up to $150,000,000, plus 2.75% of the Subscription Price per Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege, on gross proceeds raised in the Offer in excess of $150,000,000. The Advisor, and not the Fund, has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement for its expenses incurred in connection with the Offer. These expenses include, for example, reasonable fees and disbursements of legal counsel for the Dealer Manager, as well as reasonable out‑of‑pocket fees and expenses incurred by the Dealer Manager, Selling Group Members, Soliciting Dealers and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Offer to their customers. Total offering expenses (not including the Dealer Manager fee but including the reimbursements described above), which will be borne by the Advisor and not the Fund or Common Stockholders, are estimated to be $1,428,000, or approximately 0.30% of the estimated Subscription Price, which assumes that the Offer is fully subscribed. The Dealer Manager fee and the offering expenses will be borne by the Advisor, and not the Fund or its Common Stockholders; therefore, the Dealer Manager fee and these expenses are not reflected in the table. See “Plan of Distribution—Distribution Arrangements” and “—Compensation to Dealer Manager”. However, the Fund, the Advisor and the Subadvisors have each agreed to indemnify the Dealer Manager for losses arising out of certain liabilities, including liabilities under the Securities Act.

(2)	Common Stockholders participating in the Fund’s dividend reinvestment plan generally do not incur any additional fees.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Common Shares):
Management Fees	1.19	%(3)
Interest Payments on Borrowed Funds	2.06	%(4)
Other Expenses	0.17	%(5)

Total annual expenses	3.42%

(3)
The Advisor’s fee is a monthly fee computed at an annual rate of 0.85% of the Fund’s average daily managed assets. Consequently, since the Fund has borrowings outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares are higher than if the Fund did not utilize a leveraged capital structure.

(4)
Assumes the issuance of $468 million in common shares and borrowings from financial institutions representing 28.83% of managed assets at an annual interest expense to the Fund of 2.06%, which is based on the weighted average borrowing cost currently applicable under the Fund’s existing credit facility with BNP Paribas Prime Brokerage International Ltd. (“BNPP”) and an assumption that if the Fund issues an additional $468 million in common shares it will increase the amount of its credit facility with BNPP from $1.050 million to $1.20 million in order to maintain approximately the same leverage ratio following the

Offering. The actual amount of interest expense borne by the Fund will vary over time. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
(5)
“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. The Fund and the Advisor have entered into an administration agreement (the “Administration Agreement”) and the Fund and State Street have entered into a co‑administration agreement (the “Co‑Administration Agreement”). “Other Expenses” includes amounts paid to the Advisor under the Administration Agreement, which requires the Fund to pay the Advisor an amount equal to, on an annual basis, 0.06% of the Fund’s average daily managed assets, and amounts paid to State Street under the Co‑Administration Agreement.

Management Fees [Percent]	[3]	1.19%
Interest Expenses on Borrowings [Percent]	[4]	2.06%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.17%
Total Annual Expenses [Percent]		3.42%
Expense Example [Table Text Block]
EXAMPLE
As required by relevant SEC regulations, the following Example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) the Offer is fully subscribed, (2) “Total annual expenses” of 3.42% of net assets attributable to Common Shares, (3) that the Fund will not pay any sales load or bear any of the estimated offering expenses, and (4) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$34	$105	$178	$370
*
The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example. The Example assumes that all dividends and distributions are reinvested at NAV.

Expense Example, Year 01	[6]	$ 34
Expense Example, Years 1 to 3	[6]	105
Expense Example, Years 1 to 5	[6]	178
Expense Example, Years 1 to 10	[6]	$ 370
Purpose of Fee Table , Note [Text Block]
The following table contains information about the costs and expenses that Common Stockholders will bear, directly or indirectly, as a result of the Offer. The table is based on the capital structure of the Fund as of June 30, 2025 (except as noted below) after giving effect to the Offer, assuming that the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $468,202,998. If the Fund issues fewer Common Shares in the Offer and the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The Advisor, and not the Fund or Common Stockholders, will pay the Dealer Manager fee for the Dealer Manager’s financial structuring and soliciting services equal to 3.50% of the Subscription Price per Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege, on gross proceeds raised in the Offer up to $150,000,000, plus 2.75% of the Subscription Price per Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege, on gross proceeds raised in the Offer in excess of $150,000,000. The Advisor, and not the Fund, has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement for its expenses incurred in connection with the Offer. These expenses include, for example, reasonable fees and disbursements of legal counsel for the Dealer Manager, as well as reasonable out‑of‑pocket fees and expenses incurred by the Dealer Manager, Selling Group Members, Soliciting Dealers and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Offer to their customers. Total offering expenses (not including the Dealer Manager fee but including the reimbursements described above), which will be borne by the Advisor and not the Fund or Common Stockholders, are estimated to be $1,428,000, or approximately 0.30% of the estimated Subscription Price, which assumes that the Offer is fully subscribed. The Dealer Manager fee and the offering expenses will be borne by the Advisor, and not the Fund or its Common Stockholders; therefore, the Dealer Manager fee and these expenses are not reflected in the table. See “Plan of Distribution—Distribution Arrangements” and “—Compensation to Dealer Manager”. However, the Fund, the Advisor and the Subadvisors have each agreed to indemnify the Dealer Manager for losses arising out of certain liabilities, including liabilities under the Securities Act.
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. The Fund and the Advisor have entered into an administration agreement (the “Administration Agreement”) and the Fund and State Street have entered into a co‑administration agreement (the “Co‑Administration Agreement”). “Other Expenses” includes amounts paid to the Advisor under the Administration Agreement, which requires the Fund to pay the Advisor an amount equal to, on an annual basis, 0.06% of the Fund’s average daily managed assets, and amounts paid to State Street under the Co‑Administration Agreement.
Management Fee not based on Net Assets, Note [Text Block]		The Advisor’s fee is a monthly fee computed at an annual rate of 0.85% of the Fund’s average daily managed assets. Consequently, since the Fund has borrowings outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares are higher than if the Fund did not utilize a leveraged capital structure.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Policies. The Fund’s investment objective is total return with emphasis on income. Our investment objectives are considered fundamental and may not be changed without shareholder approval.

Risk Factors [Table Text Block]
RISKS RELATING TO THE OFFER
Risk is inherent in all investing. Therefore, before investing in the common shares you should consider the risks carefully. See “Principal Risks of the Fund” in the Prospectus and the special risks and considerations set out below.
Dilution Risk
As a result of this Offer, it is anticipated that even if you fully exercise your Rights, you should expect to incur immediate economic dilution and, if you do not exercise all of your Rights, you will incur voting dilution. To the extent that the number of common shares outstanding after the Offer will have increased proportionately more than the increase in the size of the Fund’s net assets, you will, at the completion of the Offer, experience immediate dilution of NAV. The percentage increase in common shares outstanding that will occur if all the Rights are exercised is 20%. In addition, if the Subscription Price for the Offer is less than the Fund’s NAV per common share as of the Expiration Date, you would experience additional immediate dilution of NAV as a result of the Offer. If the Subscription Price is substantially less than the current NAV per common share at the expiration of the Offer, such dilution could be substantial. It is anticipated that the existing Common Stockholders will experience immediate dilution even if they fully exercise their Rights. This dilution of NAV will disproportionately affect Common Stockholders who do not exercise their Rights. The Fund cannot state precisely the amount of any decrease because it is not know at this time how many common shares will be subscribed for or what the NAV or market price of the Fund’s common shares will be on the Expiration Date or what the Subscription Price will be. For example, based on the Fund’s NAV and market price of the common shares on September 16, 2025 and on each of the four (4) preceding trading days, the Subscription Price would be less than NAV and there would be dilution. Assuming full exercise of the Rights being offered at the Subscription Price and assuming that the Expiration Date was September 16, 2025, it is estimated that the per common share dilution resulting from the Offer would be $0.25 per common share or (0.99)%.
In addition to the economic dilution described above, if you do not exercise all of your Rights, you will incur voting dilution as a result of this Offer. This voting dilution will occur because you will own a smaller proportionate interest in the Fund after the Offer than you owned prior to the Offer.
The fact that the Rights are transferable may reduce the effects of dilution as a result of the Offer. Rights holders can transfer or sell their Rights. The cash received from the sale of Rights may be viewed as partial compensation for any possible dilution. There can be no assurances, however, that a market for the Rights will develop or that the Rights will have any value in that market. Additionally, the fact that the Advisor, and not the Fund, is paying the Dealer Manager fee and all other offering expenses (which include, among other items, reimbursement of the Dealer Manager’s expenses, the expenses of preparing, printing and mailing the prospectus and Rights subscription materials for the Offer (including reimbursement of expenses of the Dealer Manager, Selling Group Members, Soliciting Dealers and other brokers, dealers and financial institutions), SEC registration fees and the fees assessed by service providers (including the cost of the Fund’s counsel and independent registered public accounting firm)) may reduce the effects of dilution as a result of the Offer since the Fund’s net assets will not additionally be reduced by the expenses of conducting the Offer and since the Fund will receive as proceeds from the Offer the full Subscription Price for each common share issued.
Increase in Share Price Volatility; Decrease in Share Price
The Offer may result in an increase in trading of the common shares, which may increase volatility in the market price of the common shares. The Offer may result in an increase in the number of Common Stockholders wishing to sell their common shares, which would exert downward price pressure on the price of common shares.
Under-Subscription
It is possible that the Offer will not be fully subscribed. Under-subscription of the Offer could have an impact on the net proceeds of the Offer and whether the Fund achieves any benefits.
Risks of Acquiring Rights to Purchase common shares
Shares of closed‑end funds such as the Fund frequently trade at a discount to NAV. Since inception, the Fund’s common shares have frequently traded at both a premium and a discount to NAV. See “Description of the Securities” in the Prospectus. If the Formula Price is less than 90% of NAV on the Expiration Date, then the Subscription Price will likely be greater than the market price of a common share on that date. In addition, the Formula Price, even if above 90% of NAV, may still be above the market price of a common share on the Expiration Date. If either event occurs, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.
There can be no assurance that a market for the Rights will develop or, if such a market develops, what the price of the Rights will be. Changes in market conditions may result in the common shares purchasable upon exercise of the Rights being less attractive to investors at the Expiration Date. This may reduce or eliminate the value of the Rights. Investors who receive or acquire Rights may find that there is no market to sell Rights that they do not wish to excise.

Annual Interest Rate [Percent]		5.10%
Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of net investment income of the Fund, realized gains or losses of the Fund and changes in the value of the securities held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects leverage representing 28.83% of the Fund’s managed assets, the Fund’s current projected blended annual average interest rate of 5.10% and a management fee at an annual rate of 0.85% of managed assets.

Assumed portfolio total return (net of expenses)	(10)%	(5)%	0%	5%	10%
Common share total return	(16.1)%	(9.1)%	(2.1)%	5.0%	12.0%
Common share total return is composed of two elements—the net investment income of the Fund after paying expenses, including interest expenses on the Fund’s Borrowings as described above and dividend payments on any preferred shares issued by the Fund, and gain and losses on the value of the securities the Fund owns. As required by the rules of the SEC, the table assumes the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those securities.
During the time in which the Fund uses leverage, the amount of the fees paid to the Advisor will be higher than if the Fund did not use leverage because these fees will be calculated based on the Fund’s managed assets.

Return at Minus Ten [Percent]		(16.10%)
Return at Minus Five [Percent]		(9.10%)
Return at Zero [Percent]		(2.10%)
Return at Plus Five [Percent]		5.00%
Return at Plus Ten [Percent]		12.00%
Effects of Leverage, Purpose [Text Block]
Assuming that leverage will (1) be equal in amount to approximately 28.83% of the Fund’s managed assets, and (2) charge interest at a projected blended annual average interest rate of 5.10%, then the annual return generated by the Fund’s portfolio (net of estimated expenses) must exceed approximately 1.47% in order to cover such interest payments and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

Share Price [Table Text Block]
PRICE RANGE OF COMMON SHARES
The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per share of our common shares and the NAV and the premium or discount from NAV per share at which the common shares were trading, expressed as a percentage of NAV, at each of the high and low sale prices provided.

	Market Price		NAV		Premium/Discount
Quarter Ended	High	Low	High	Low	High	Low
June 30, 2025	$26.95	$22.63	$25.50	$22.17	5.69%	0.60%
March 31, 2025	$25.55	$23.43	$24.61	$23.19	3.82%	0.21%
December 31, 2024	$26.26	$23.17	$25.98	$23.31	2.14%	(1.75)%
September 30, 2024	$26.03	$22.30	$25.86	$22.51	2.20%	(2.51)%
June 30, 2024	$23.76	$21.37	$23.89	$21.40	3.89%	(2.10)%
March 31, 2024	$23.57	$20.87	$23.17	$21.32	2.71%	(7.34)%
December 31, 2023	$22.38	$18.36	$22.94	$19.47	0.58%	(7.17)%
September 30, 2023	$23.70	$19.58	$23.91	$20.51	2.70%	(6.11)%
June 30, 2023	$23.99	$20.97	$24.28	$22.43	1.20%	(6.55)%
March 31, 2023	$26.02	$22.27	$25.70	$22.32	4.14%	(2.32)%
The last reported price for our common shares on September 16, 2025 was $24.52 per share. As of September 16, 2025, the NAV per share of the common shares was $25.70.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The following table sets forth the Fund’s capitalization on June 30, 2025:
(i)	on a historical basis; and
(ii)
on an as adjusted basis to reflect the assumed sale of 19,363,234 common shares at a price of $24.18 per common share in the Offer under this Prospectus Supplement and the accompanying Prospectus, that the Fund will not pay any Dealer Manager fee or bear any offering expenses, and the application of the estimated net proceeds from the Offer. This table assumes that all Rights are exercised at the estimated Subscription Price. All of the Rights may not be exercised, and the Subscription Price may be more or less than the estimated Subscription Price. The assumed sale of 19,363,234 common shares is based on the number of common shares outstanding on the Record Date, which includes an increase in the number of common shares outstanding since June 30, 2025 resulting from issuances pursuant to the dividend reinvestment plan; this table, however, only reflects an adjustment for the assumed sale of 19,363,234 common shares on June 30, 2025 and does not further adjust common shares outstanding to reflect common shares issued pursuant to the dividend reinvestment plan since June 30, 2025.

	Actual (unaudited)	As Adjusted (unaudited)
Leverage:
Credit Facility	$1,050,000,000	$1,200,000,000
Composition of net assets attributable to common shares
Paid‑in capital
(common shares of beneficial interest, par value $0.001 per common share; 300,000,000 common shares authorized, 96,766,826 common shares issued and outstanding (actual), and 116,130,060 common shares issued and outstanding (as adjusted))	1,733,230,585	2,201,433,583
Total distributable earnings/(accumulated loss)	734,470,152	734,470,152
Net assets attributable to common shares	$2,467,700,737	$2,935,903,735

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilution Risk
As a result of this Offer, it is anticipated that even if you fully exercise your Rights, you should expect to incur immediate economic dilution and, if you do not exercise all of your Rights, you will incur voting dilution. To the extent that the number of common shares outstanding after the Offer will have increased proportionately more than the increase in the size of the Fund’s net assets, you will, at the completion of the Offer, experience immediate dilution of NAV. The percentage increase in common shares outstanding that will occur if all the Rights are exercised is 20%. In addition, if the Subscription Price for the Offer is less than the Fund’s NAV per common share as of the Expiration Date, you would experience additional immediate dilution of NAV as a result of the Offer. If the Subscription Price is substantially less than the current NAV per common share at the expiration of the Offer, such dilution could be substantial. It is anticipated that the existing Common Stockholders will experience immediate dilution even if they fully exercise their Rights. This dilution of NAV will disproportionately affect Common Stockholders who do not exercise their Rights. The Fund cannot state precisely the amount of any decrease because it is not know at this time how many common shares will be subscribed for or what the NAV or market price of the Fund’s common shares will be on the Expiration Date or what the Subscription Price will be. For example, based on the Fund’s NAV and market price of the common shares on September 16, 2025 and on each of the four (4) preceding trading days, the Subscription Price would be less than NAV and there would be dilution. Assuming full exercise of the Rights being offered at the Subscription Price and assuming that the Expiration Date was September 16, 2025, it is estimated that the per common share dilution resulting from the Offer would be $0.25 per common share or (0.99)%.
In addition to the economic dilution described above, if you do not exercise all of your Rights, you will incur voting dilution as a result of this Offer. This voting dilution will occur because you will own a smaller proportionate interest in the Fund after the Offer than you owned prior to the Offer.
The fact that the Rights are transferable may reduce the effects of dilution as a result of the Offer. Rights holders can transfer or sell their Rights. The cash received from the sale of Rights may be viewed as partial compensation for any possible dilution. There can be no assurances, however, that a market for the Rights will develop or that the Rights will have any value in that market. Additionally, the fact that the Advisor, and not the Fund, is paying the Dealer Manager fee and all other offering expenses (which include, among other items, reimbursement of the Dealer Manager’s expenses, the expenses of preparing, printing and mailing the prospectus and Rights subscription materials for the Offer (including reimbursement of expenses of the Dealer Manager, Selling Group Members, Soliciting Dealers and other brokers, dealers and financial institutions), SEC registration fees and the fees assessed by service providers (including the cost of the Fund’s counsel and independent registered public accounting firm)) may reduce the effects of dilution as a result of the Offer since the Fund’s net assets will not additionally be reduced by the expenses of conducting the Offer and since the Fund will receive as proceeds from the Offer the full Subscription Price for each common share issued.

Increase in Share Price Volatility Decrease in Share Price [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Increase in Share Price Volatility; Decrease in Share Price
The Offer may result in an increase in trading of the common shares, which may increase volatility in the market price of the common shares. The Offer may result in an increase in the number of Common Stockholders wishing to sell their common shares, which would exert downward price pressure on the price of common shares.

Under Subscription [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Under-Subscription
It is possible that the Offer will not be fully subscribed. Under-subscription of the Offer could have an impact on the net proceeds of the Offer and whether the Fund achieves any benefits.

Risks of Acquiring Rights to Purchase common shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Acquiring Rights to Purchase common shares
Shares of closed‑end funds such as the Fund frequently trade at a discount to NAV. Since inception, the Fund’s common shares have frequently traded at both a premium and a discount to NAV. See “Description of the Securities” in the Prospectus. If the Formula Price is less than 90% of NAV on the Expiration Date, then the Subscription Price will likely be greater than the market price of a common share on that date. In addition, the Formula Price, even if above 90% of NAV, may still be above the market price of a common share on the Expiration Date. If either event occurs, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.
There can be no assurance that a market for the Rights will develop or, if such a market develops, what the price of the Rights will be. Changes in market conditions may result in the common shares purchasable upon exercise of the Rights being less attractive to investors at the Expiration Date. This may reduce or eliminate the value of the Rights. Investors who receive or acquire Rights may find that there is no market to sell Rights that they do not wish to excise.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 22.63	$ 23.43	$ 23.17	$ 22.30	$ 21.37	$ 20.87	$ 18.36	$ 19.58	$ 20.97	$ 22.27
Highest Price or Bid			26.95	25.55	26.26	26.03	23.76	23.57	22.38	23.70	23.99	26.02
Lowest Price or Bid, NAV			22.17	23.19	23.31	22.51	21.40	21.32	19.47	20.51	22.43	22.32
Highest Price or Bid, NAV			$ 25.50	$ 24.61	$ 25.98	$ 25.86	$ 23.89	$ 23.17	$ 22.94	$ 23.91	$ 24.28	$ 25.70
Highest Price or Bid, Premium (Discount) to NAV [Percent]			5.69%	3.82%	2.14%	2.20%	3.89%	2.71%	0.58%	2.70%	1.20%	4.14%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			0.60%	0.21%	(1.75%)	(2.51%)	(2.10%)	(7.34%)	(7.17%)	(6.11%)	(6.55%)	(2.32%)
Share Price													$ 24.52
NAV Per Share													$ 25.70

[1]	The Advisor, and not the Fund or Common Stockholders, will pay the Dealer Manager fee for the Dealer Manager’s financial structuring and soliciting services equal to 3.50% of the Subscription Price per Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege, on gross proceeds raised in the Offer up to $150,000,000, plus 2.75% of the Subscription Price per Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege, on gross proceeds raised in the Offer in excess of $150,000,000. The Advisor, and not the Fund, has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement for its expenses incurred in connection with the Offer. These expenses include, for example, reasonable fees and disbursements of legal counsel for the Dealer Manager, as well as reasonable out‑of‑pocket fees and expenses incurred by the Dealer Manager, Selling Group Members, Soliciting Dealers and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Offer to their customers. Total offering expenses (not including the Dealer Manager fee but including the reimbursements described above), which will be borne by the Advisor and not the Fund or Common Stockholders, are estimated to be $1,428,000, or approximately 0.30% of the estimated Subscription Price, which assumes that the Offer is fully subscribed. The Dealer Manager fee and the offering expenses will be borne by the Advisor, and not the Fund or its Common Stockholders; therefore, the Dealer Manager fee and these expenses are not reflected in the table. See “Plan of Distribution—Distribution Arrangements” and “—Compensation to Dealer Manager”. However, the Fund, the Advisor and the Subadvisors have each agreed to indemnify the Dealer Manager for losses arising out of certain liabilities, including liabilities under the Securities Act.
[2]	Common Stockholders participating in the Fund’s dividend reinvestment plan generally do not incur any additional fees.
[3]	The Advisor’s fee is a monthly fee computed at an annual rate of 0.85% of the Fund’s average daily managed assets. Consequently, since the Fund has borrowings outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares are higher than if the Fund did not utilize a leveraged capital structure.
[4]	Assumes the issuance of $468 million in common shares and borrowings from financial institutions representing 28.83% of managed assets at an annual interest expense to the Fund of 2.06%, which is based on the weighted average borrowing cost currently applicable under the Fund’s existing credit facility with BNP Paribas Prime Brokerage International Ltd. (“BNPP”) and an assumption that if the Fund issues an additional $468 million in common shares it will increase the amount of its credit facility with BNPP from $1.050 million to $1.20 million in order to maintain approximately the same leverage ratio following the Offering. The actual amount of interest expense borne by the Fund will vary over time. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
[5]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances. The Fund and the Advisor have entered into an administration agreement (the “Administration Agreement”) and the Fund and State Street have entered into a co‑administration agreement (the “Co‑Administration Agreement”). “Other Expenses” includes amounts paid to the Advisor under the Administration Agreement, which requires the Fund to pay the Advisor an amount equal to, on an annual basis, 0.06% of the Fund’s average daily managed assets, and amounts paid to State Street under the Co‑Administration Agreement.
[6]	The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example. The Example assumes that all dividends and distributions are reinvested at NAV.